Significant Accounting Policies - Sales and marketing expenses (Details) - CNY (¥) ¥ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Significant Accounting Policies
Marketing and promotional expenses	¥ 3,562.3	¥ 3,131.0	¥ 4,051.3